Warrants – derivative (Tables)	6 Months Ended
Jun. 30, 2022
Summary of changes In warrant derivative liability

The following table summarizes the changes in the warrant derivative liability during the six month period to June 30, 2022:

Embedded derivative
£

Balance at December 31, 2021	-
Fair value of warrants issued in the period	13,183,155
Fair value adjustment	(10,537,611)
Balance at June 30, 2022	2,645,544

Schedule of valuation assumption on warrants derivative

The model inputs were as follows:

February 10, 2022
Exercise price in USD	$212.50
Share price in USD	100.00
Time to maturity	Six years
Expected volatility	80%
Risk free interest rate (US treasury bond)	1.99%
Dividend yield	-